Columbia Strategic Municipal Income Fund
Third Quarter Report
April 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 1.0%
Los Angeles Department of Water & Power(a),(b)
Revenue Bonds
Series 2023C-1 (TD Bank)
07/01/2057	3.850%	17,300,000	17,300,000
Total Floating Rate Notes (Cost $17,300,000)			17,300,000

Municipal Bonds 97.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.6%
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,346,671
Black Belt Energy Gas District(b)
Revenue Bonds
Series 2024D (Mandatory Put 11/01/34)
03/01/2055	5.000%	8,000,000	8,428,398
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2049	5.250%	5,000,000	5,041,515
Energy Southeast, A Cooperative District
Revenue Bonds
Series 2024B (Mandatory Put 06/01/32)
07/01/2054	5.250%	4,250,000	4,508,926
Homewood Educational Building Authority
Revenue Bonds
Student Housing & Parking Project
Series 2024
10/01/2054	5.500%	1,500,000	1,525,929
10/01/2056	5.000%	1,685,000	1,604,454
Hoover Industrial Development Board(c)
Revenue Bonds
US Steel Corporation Project
Series 2019
10/01/2049	5.750%	4,500,000	4,508,387
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
05/01/2053	5.000%	8,695,000	8,930,977
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeast Energy Authority A Cooperative District(b)
Revenue Bonds
Series 2025B (Mandatory Put 01/01/33)
03/01/2055	5.250%	6,500,000	6,857,060
Total			44,752,317
Arizona 1.3%
Arizona Industrial Development Authority
Revenue Bonds
Equitable School Revolving Fund
Series 2024
11/01/2054	5.000%	1,250,000	1,222,828
Macombs Facility Project Social Bonds
Series 2021A
07/01/2051	4.000%	850,000	709,961
City of Phoenix Civic Improvement Corp.(c)
Revenue Bonds
Series 2018
07/01/2048	4.000%	6,000,000	5,290,446
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2054	5.000%	1,330,000	1,234,396
07/01/2059	5.000%	1,000,000	916,493
Industrial Development Authority of the County of Pima (The)(d)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,700,000	1,319,724
06/15/2057	4.000%	500,000	376,128
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	6,500,000	6,050,212
Series 2018
02/15/2048	5.000%	1,070,000	983,731
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2039	4.000%	2,415,000	2,173,841
07/01/2044	4.250%	1,700,000	1,477,919

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Vista Industrial Development Authority(d)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2059	5.000%	1,500,000	1,374,814
Total			23,130,493
California 4.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(c)
Revenue Bonds
Series 2024B (AGM)
07/01/2049	4.375%	2,750,000	2,536,483
07/01/2054	4.500%	2,205,000	2,053,304
California Community Choice Financing Authority(b)
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,480,000	3,725,187
Series 2025A (Mandatory Put 01/01/35)
01/01/2056	5.000%	550,000	566,268
California County Tobacco Securitization Agency(e)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	15,000,000	2,839,452
California Infrastructure & Economic Development Bank(c),(d)
Refunding Revenue Bonds
Subordinated Series 2025 (Mandatory Put 01/01/35)
01/01/2065	9.500%	5,600,000	5,405,125
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	1,320,000	1,306,542
California Municipal Finance Authority(d)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	942,347
Catalyst Impact Fund Housing
Series 2024
01/01/2039	6.000%	5,000,000	5,070,010
California Municipal Finance Authority
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2049	4.000%	2,500,000	2,116,515
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Public Finance Authority(d)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2036	5.000%	500,000	500,226
11/15/2051	5.000%	1,000,000	887,315
The James
Series 2024A
06/01/2059	6.375%	2,000,000	1,822,797
California School Finance Authority(d)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,004,422
07/01/2046	6.375%	150,000	150,663
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,737,414
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	486,308
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Subordinated Series 2025
05/15/2055	5.000%	1,350,000	1,359,725
05/15/2055	5.500%	1,480,000	1,549,959
Compton Unified School District(e)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2037	0.000%	2,125,000	1,272,668
06/01/2038	0.000%	1,830,000	1,037,702
Glendale Unified School District(e)
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	723,183
09/01/2033	0.000%	1,100,000	754,948
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2022
06/01/2051	5.000%	3,000,000	3,003,204
Hastings Campus Housing Finance Authority
Revenue Bonds
Senior Green Bonds
Series 2020
07/01/2045	5.000%	3,500,000	3,295,152
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	4,475,000	3,746,664
Riverside County Transportation Commission(e)
Revenue Bonds
Senior Lien
Series 2013 Escrowed to Maturity
06/01/2029	0.000%	1,000,000	879,533
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,077,467
San Diego County Regional Airport Authority(c)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	4,250,000	4,295,631
07/01/2058	5.250%	10,000,000	10,260,986
San Francisco City & County Airport Commission - International Airport(c)
Refunding Revenue Bonds
Series 2022A-2
05/01/2052	4.000%	2,875,000	2,478,945
Revenue Bonds
Second Series 2025A
05/01/2055	5.250%	6,500,000	6,648,245
San Joaquin Valley Clean Energy Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/35)
01/01/2056	5.500%	1,445,000	1,586,856
State Center Community College District
Unlimited General Obligation Bonds
Series 2020B
08/01/2036	3.000%	2,275,000	2,101,361
State of California
Unlimited General Obligation Bonds
Series 2025
03/01/2055	5.000%	3,500,000	3,675,095
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,003
Total			82,899,705
Colorado 3.0%
City & County of Denver(e)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	4,030,619
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City & County of Denver Airport System(c)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	3,018,976
Subordinated Series 2018A
12/01/2048	4.000%	3,500,000	3,050,995
Revenue Bonds
Series 2022A
11/15/2047	5.000%	3,350,000	3,361,809
Colorado Bridge & Tunnel Enterprise(f)
Revenue Bonds
Series 2025A (ACA)
12/01/2054	5.250%	2,500,000	2,591,781
Colorado Bridge Enterprise(c)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	5,629,410
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2053	5.000%	10,000,000	8,919,010
Prerefunded 06/01/25 Revenue Bonds
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	850,959
Refunding Revenue Bonds
CommmonSpirit Health
Series 2019A-1 (BAM)
08/01/2044	4.000%	12,500,000	11,417,590
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	2,595,000	2,240,364
Revenue Bonds
CommonSpirit Health Obligation Group
Series 2022
11/01/2042	5.000%	3,800,000	3,871,457
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B-1
10/01/2039	3.000%	470,000	389,234
10/01/2049	3.250%	1,000,000	749,515
10/01/2054	3.400%	1,000,000	750,545
Fiddlers Business Improvement District(d)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	1,200,000	1,188,900
Total			52,061,164

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut 0.3%
Stamford Housing Authority
Revenue Bonds
Mozaic Concierge Living Project
Series 2025
10/01/2033	5.375%	5,000,000	4,914,994
Delaware 0.3%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
Bayhealth Medical Center Project
Series 2017
07/01/2040	4.000%	2,640,000	2,479,541
Delaware State Housing Authority
Revenue Bonds
Series 2024B (GNMA)
07/01/2044	4.600%	1,125,000	1,112,955
07/01/2049	4.650%	980,000	967,625
07/01/2054	4.750%	785,000	775,501
Total			5,335,622
District of Columbia 1.6%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2049	4.000%	695,000	587,387
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Dulles Metrorail and Capital Improvements Project
Subordinated Series 2019
10/01/2053	4.000%	2,275,000	1,911,281
Metropolitan Washington Airports Authority(c)
Refunding Revenue Bonds
Series 2023A
10/01/2053	5.250%	5,000,000	5,076,977
Metropolitan Washington Airports Authority Aviation(c)
Refunding Revenue Bonds
Series 2024A
10/01/2054	5.500%	4,500,000	4,684,916
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	3,500,000	3,019,700
Washington Metropolitan Area Transit Authority
Revenue Bonds
Second Lien
Series 2024
07/15/2059	4.375%	13,435,000	12,588,819
Total			27,869,080
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida 3.7%
Capital Trust Agency, Inc.(d)
04/27/2021
07/01/2056	5.000%	4,625,000	4,071,694
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,250,000	2,869,593
Capital Trust Agency, Inc.(d),(g)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	514,500
12/01/2050	0.000%	1,000,000	150,000
Capital Trust Agency, Inc.(d),(e)
Subordinated
07/01/2061	0.000%	93,140,000	5,736,334
Capital Trust Authority(d)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2058	6.375%	2,300,000	2,353,897
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	3,000,000	2,709,250
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	4,000,000	3,076,232
City of Tampa(e)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2035	0.000%	650,000	412,794
09/01/2036	0.000%	700,000	419,166
09/01/2037	0.000%	700,000	395,210
County of Lee Airport(c)
Revenue Bonds
Series 2024
10/01/2049	5.250%	2,000,000	2,029,920
County of Miami-Dade Seaport Department(c)
Refunding Revenue Bonds
Series 2023A
10/01/2052	5.250%	3,000,000	3,029,363
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Osceola Transportation(e)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,736,871
10/01/2037	0.000%	4,000,000	2,316,679
10/01/2038	0.000%	1,500,000	823,048
10/01/2039	0.000%	3,300,000	1,709,299
Florida Development Finance Corp.(d)
Refunding Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2040	5.000%	1,050,000	969,593
Hillsborough County Aviation Authority(c)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	3,450,000	3,414,411
Hillsborough County Industrial Developme
Refunding Revenue Bonds
BayCare Health System
Series 2024
11/15/2051	4.125%	11,000,000	10,015,987
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	2,000,000	1,734,489
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,030,928
Orange County Health Facilities Authority
Revenue Bonds
Orlando Health Oblgated Group
Series 2025
10/01/2056	4.500%	3,750,000	3,557,825
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,100,000	965,240
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	1,000,000	795,382
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2041	4.000%	500,000	456,571
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2049	5.000%	2,350,000	2,146,753
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2039	5.250%	5,030,000	4,920,870
Total			65,361,899
Georgia 3.3%
Atlanta Urban Residential Finance Authority
Revenue Bonds
GE Tower Apartments
Series 2023B (Mandatory Put 06/01/25)
06/01/2027	5.750%	4,000,000	4,003,599
City of Atlanta Department of Aviation(c)
Revenue Bonds
Series 2022B
07/01/2052	5.000%	8,810,000	8,836,636
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	2,000,000	1,908,531
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Series 2020A
12/01/2040	3.050%	1,000,000	806,962
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	4,495,000	3,725,780
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	11,700,000	12,103,734
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,704,866
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	5,760,000	6,080,347
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	4,700,000	4,834,841
Series 2022 (AGM)
07/01/2052	5.000%	4,700,000	4,776,805

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	3,528,570
12/01/2048	6.250%	1,960,000	1,897,546
Total			57,208,217
Hawaii 0.7%
State of Hawaii Airports System(c)
Revenue Bonds
Series 2025A
07/01/2054	5.500%	11,685,000	12,242,480
Idaho 0.4%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	6,000,000	4,826,711
Idaho Housing & Finance Association
Revenue Bonds
Series 2024A (GNMA)
01/01/2049	4.600%	2,760,000	2,702,672
Total			7,529,383
Illinois 9.0%
Chicago Board of Education
Revenue Bonds
Series 2023
04/01/2045	5.000%	1,000,000	1,011,100
04/01/2048	5.750%	1,125,000	1,181,061
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,601,882
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	2,784,829
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,924,658
Seires 2023A
12/01/2049	6.000%	3,300,000	3,474,341
Series 2018
12/01/2046	5.000%	2,500,000	2,320,691
Series 2022A
12/01/2047	4.000%	4,000,000	3,252,530
Series 2023A
12/01/2047	5.875%	4,600,000	4,818,259
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	511,371
Series 2022B
12/01/2037	4.000%	8,000,000	7,428,478
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	3,732,725
Chicago Board of Education(e)
Unlimited General Obligation Refunding Bonds
Series 2019A
12/01/2025	0.000%	2,000,000	1,950,876
Chicago O’Hare International Airport(c)
Revenue Bonds
Senior Lien
Series 2017G
01/01/2042	5.000%	2,650,000	2,652,110
01/01/2047	5.000%	1,000,000	999,529
Series 2017J
01/01/2037	5.000%	2,000,000	2,015,483
Series 2022
01/01/2048	4.500%	3,000,000	2,826,681
01/01/2055	5.000%	20,485,000	20,333,227
Series 2024A
01/01/2053	5.500%	3,000,000	3,115,285
TriPs Obligated Group
Series 2018
07/01/2038	5.000%	1,000,000	1,009,569
07/01/2048	5.000%	800,000	789,670
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2051	4.000%	1,000,000	825,520
Illinois Finance Authority(d)
Revenue Bonds
Rosalind Franklin University Woodlands Apartment Project
Series 2025
08/01/2035	5.250%	3,000,000	2,991,565
Illinois Housing Development Authority
Refunding Revenue Bonds
Social Bonds
Series 2023H
10/01/2043	4.650%	7,500,000	7,493,238
Metropolitan Pier & Exposition Authority(e)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (BAM)
12/15/2054	0.000%	5,000,000	1,032,460
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
McCormick Place Expansion
Series 2022
12/15/2035	0.000%	1,200,000	742,547
12/15/2036	0.000%	2,500,000	1,458,187
Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (AGM)
12/15/2040	0.000%	10,000,000	4,802,581
McCormick Place Expansion Project
Series 2017
12/15/2054	0.000%	11,110,000	2,209,723
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	3,000,000	2,502,461
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	1,960,760
State of Illinois
Unlimited General Obligation Bonds
Series 2017A
12/01/2036	5.000%	5,000,000	5,086,712
Series 2018A
05/01/2032	5.000%	2,500,000	2,581,135
05/01/2033	5.000%	5,000,000	5,150,658
05/01/2039	5.000%	4,320,000	4,386,810
05/01/2040	5.000%	5,005,000	5,073,322
05/01/2041	5.000%	6,000,000	6,065,122
Series 2020
05/01/2039	5.500%	2,700,000	2,831,553
05/01/2045	5.750%	1,750,000	1,826,145
Series 2020C
10/01/2042	4.000%	3,935,000	3,467,152
Series 2021B
12/01/2038	4.000%	3,970,000	3,659,539
Series 2022A
03/01/2042	5.500%	12,700,000	13,348,084
03/01/2047	5.500%	3,300,000	3,398,004
Series 2023B
05/01/2047	5.500%	1,750,000	1,802,519
05/01/2048	4.500%	400,000	362,341
Series 2024B
05/01/2046	4.250%	3,000,000	2,624,719
05/01/2049	5.250%	875,000	887,261
Total			158,304,473
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana 0.4%
City of Valparaiso(c),(d)
Refunding Revenue Bonds
Pratt Paper (IN) LLC Project
Series 2024
01/01/2044	4.875%	1,000,000	965,868
01/01/2054	5.000%	750,000	716,184
Indiana Housing & Community Development Authority
Revenue Bonds
Sustainable Bonds
Series 2024A-1 (GNMA)
07/01/2049	4.650%	4,150,000	4,090,725
Indianapolis Local Public Improvement Bond Bank
Revenue Bonds
Convention Center Hotel
Series 2023
03/01/2053	6.000%	1,665,000	1,739,128
Total			7,511,905
Iowa 1.1%
Iowa Finance Authority
Prerefunded 12/01/32 Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	5,000,000	5,577,330
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	9,395,000	8,095,303
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	5,000,000	4,887,835
Total			18,560,468
Kentucky 0.5%
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	8,500,000	9,031,094
Louisiana 1.1%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	3,050,000	3,050,551
Louisiana Public Facilities Authority(d)
Refunding Revenue Bonds
Lake Charles Charter Academy
Series 2024
12/15/2043	5.000%	2,350,000	2,223,394

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana Public Facilities Authority(c)
Revenue Bonds
I-10 Calcasieu River Bridge Project
Series 2024
09/01/2059	5.500%	6,000,000	6,132,557
I-10 Calcasieu River Bridge Public-Private Partnership Project
Series 2024
09/01/2066	5.000%	6,000,000	5,779,517
Parish of St. James(d)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	1,250,000	1,326,201
Total			18,512,220
Maryland 1.0%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	6,366,212
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	6,242,950
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	771,906
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,199,954
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,272,037
Total			17,853,059
Massachusetts 0.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	6,494,308
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	1,957,867
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Educational Financing Authority(c)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	2,895,000	2,531,381
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,343,575
Total			12,327,131
Michigan 3.8%
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2043	4.000%	2,300,000	2,116,279
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,220,439
Series 2019B
12/01/2044	3.100%	6,000,000	4,795,434
Series 2024A
12/01/2044	4.500%	1,225,000	1,205,243
12/01/2049	4.650%	1,100,000	1,084,240
12/01/2053	4.700%	1,610,000	1,585,645
Social Bond
Series 2022A
06/01/2043	4.100%	4,210,000	4,085,218
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	6,111,841
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	3,691,379
10/01/2047	3.850%	4,155,000	3,502,057
Michigan Strategic Fund(c)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	10,500,000	10,505,557
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	20,000,000	21,037,140
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	6,460,707
Total			67,401,179
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 1.5%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2032	4.000%	1,265,000	1,229,167
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	835,789
08/01/2043	5.250%	500,000	497,115
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	3,803,399
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2044	4.000%	1,500,000	1,286,043
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	5,000,000	4,521,471
02/15/2053	5.000%	8,000,000	7,699,300
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,867,104
02/01/2034	0.000%	1,565,000	1,084,239
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	750,877
St. Cloud Housing & Redevelopment Authority(h)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	2,830,000	2,145,277
Total			25,719,781
Missouri 1.1%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,832,763
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	1,000,649
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,138,147
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan
Series 2024 (GNMA)
11/01/2044	4.450%	775,000	758,318
11/01/2049	4.600%	775,000	759,497
11/01/2054	4.700%	445,000	440,969
First Place Homeownership Loan Program
Series 2020A (GNMA)
05/01/2050	2.850%	985,000	683,528
Series 2024
11/01/2054	4.700%	2,500,000	2,450,159
Series 2025
11/01/2055	5.000%	1,000,000	1,011,992
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	4,556,554
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,442,246
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,020,000	1,020,042
09/01/2042	5.000%	2,000,000	1,959,414
Total			19,054,278
Montana 0.0%
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	330,000	287,781
12/01/2047	3.600%	430,000	342,139
Total			629,920

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska 0.9%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	2,350,000	2,284,422
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	1,931,723
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	10,000,000	8,809,526
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2039	2.850%	3,090,000	2,499,565
09/01/2042	3.050%	375,000	305,770
Total			15,831,006
Nevada 0.2%
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	570,355
12/15/2045	5.125%	1,255,000	1,206,495
Series 2018A
12/15/2038	5.000%	415,000	409,878
12/15/2048	5.000%	2,000,000	1,851,443
Total			4,038,171
New Hampshire 1.0%
New Hampshire Business Finance Authority(d)
Revenue Bonds
Grand Prairie Project
Series 2024
12/15/2032	5.875%	3,000,000	2,869,350
Silverado Project
Series 2024
12/01/2028	5.000%	500,000	493,488
Tamarron Project
Series 2024
12/01/2035	5.250%	5,900,000	5,817,625
The Vista Project
Series 2019A
07/01/2046	5.625%	2,000,000	1,894,116
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Valencia Project
Series 2024
12/01/2032	5.300%	1,500,000	1,477,698
New Hampshire Business Finance Authority
Revenue Bonds
Highlands Project (The)
Series 2024
12/15/2030	5.125%	1,500,000	1,458,848
New Hampshire Business Finance Authority(d),(f)
Revenue Bonds
Series 2025
12/15/2033	5.875%	3,000,000	2,999,641
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	850,995
Total			17,861,761
New Jersey 3.9%
Camden County Improvement Authority (The)
Revenue Bonds
Social Bonds - Cooper Norcross Academy
Series 2022
06/15/2062	6.000%	1,540,000	1,589,126
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,209,569
New Jersey Economic Development Authority(c)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	4,617,969
New Jersey Economic Development Authority
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	16,526,226
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Series 2018A
12/01/2034	4.000%	65,000	64,949
12/01/2035	4.000%	65,000	64,949
New Jersey Housing & Mortgage Finance Agency(c)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,445,518
Single Family Housing
Series 2018
10/01/2032	3.800%	1,925,000	1,836,720
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	2,885,000	2,684,589
New Jersey Transportation Trust Fund Authority
Prerefunded 12/15/28 Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	1,230,000	1,314,379
Prerefunded 12/15/32 Revenue Bonds
Transportation Program
Series 2022
06/15/2048	5.000%	3,750,000	4,211,819
Revenue Bonds
Transportation Program
Series 2015AA
06/15/2041	5.250%	6,000,000	6,001,841
Series 2023BB
06/15/2046	5.000%	5,255,000	5,358,672
Unrefunded Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	2,270,000	2,287,834
New Jersey Transportation Trust Fund Authority(e)
Revenue Bonds
Capital Appreciation Transportation System
Series 2010A
12/15/2030	0.000%	6,000,000	4,863,072
New Jersey Turnpike Authority
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	3,000,512
01/01/2052	5.250%	6,250,000	6,546,723
South Jersey Port Corp.(c)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	2,831,947
Total			67,456,414
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Series 2020 (GNMA)
07/01/2040	2.700%	2,010,000	1,547,144
Single Family Mortgage Program
Series 2019D Class I (GNMA)
07/01/2044	3.250%	2,275,000	1,876,743
Total			3,423,887
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 11.5%
Albany Capital Resource Corp.
Revenue Bonds
Kipp Capital Region Public Charter Schools Project
Series 2024
06/01/2064	5.000%	425,000	403,751
Build NYC Resource Corp.(d)
Revenue Bonds
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2052	5.750%	1,000,000	989,342
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,248,935
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,621,211
Subordinated Series 2023E-1
04/01/2050	4.000%	3,900,000	3,465,469
Subordinated Series 2024C-1
09/01/2052	4.000%	7,000,000	6,161,470
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,550,788
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	3,000,000	2,451,962
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	1,955,533
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	10,935,000	10,967,739
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	1,724,946
Series 2019
11/01/2049	3.250%	6,235,000	4,714,764

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Municipal Water Finance Authority
Revenue Bonds
2nd General Resolution
Subordinated Series 2024
06/15/2050	4.000%	7,685,000	7,018,508
Second General Resolution
Series 2025BB
06/15/2052	5.000%	10,000,000	10,370,933
Subordinated Series 2021
06/15/2051	4.000%	3,940,000	3,585,627
Subordinated Series 2024AA
06/15/2054	4.000%	1,750,000	1,579,151
Subordinated Series 2024CC-1
06/15/2054	5.250%	2,250,000	2,366,794
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	2,100,000	1,910,324
Subordinated Series 2022F-1
02/01/2051	4.000%	2,000,000	1,782,788
Subordinated Series 2023A
05/01/2047	5.000%	10,000,000	10,323,952
Subordinated Series 2024C-S
05/01/2051	4.000%	3,600,000	3,215,869
Subordinated Series 2025H
11/01/2050	5.000%	1,500,000	1,551,217
11/01/2051	5.500%	500,000	537,530
11/01/2052	4.500%	3,500,000	3,452,008
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Subordinated Series 2020
06/15/2050	4.000%	345,000	315,149
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	3,610,000	2,822,545
New York State Dormitory Authority
Revenue Bonds
Series 2024A
03/15/2054	4.000%	3,685,000	3,329,240
New York State Environmental Facilities Corp.(c),(d)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	1,000,000	937,226
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,042,555
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	13,000,000	11,850,179
New York State Urban Development Corp.
Revenue Bonds
Series 2020E-3
03/15/2043	4.000%	4,650,000	4,291,357
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
JFK Airport Terminal 6 Redevelopment Project
Series 2024
12/31/2054	5.500%	6,250,000	6,354,029
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2040	5.000%	10,000,000	10,017,903
10/01/2045	4.375%	2,500,000	2,262,647
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	5,350,000	5,362,875
Series 2024
06/30/2060	5.500%	12,475,000	12,639,952
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	3,881,978
New York State Thruway Service Areas Project
Series 2021
04/30/2053	4.000%	1,500,000	1,202,733
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	4,360,000	3,833,301
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2021-223
07/15/2046	4.000%	5,000,000	4,469,602
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2045	4.000%	2,775,000	2,515,492
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,181,500
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	7,950,000	8,121,110
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2022A
11/15/2052	4.000%	12,500,000	11,236,509
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	4,379,644
09/15/2047	5.250%	1,475,000	1,199,665
09/15/2053	5.250%	3,045,000	2,382,603
Westchester County Local Development Corp.(d)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	3,000,000	2,729,602
Total			201,310,007
North Carolina 1.3%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2019-42
01/01/2043	2.850%	2,270,000	1,680,760
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2036	4.000%	2,320,000	2,173,982
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,800,843
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	785,302
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	4,611,763
Twin Lakes Community
Series 2019A
01/01/2044	5.000%	2,000,000	1,951,270
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	1,984,239
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority(e)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,439,195
Triangle Expressway System
Series 2019
01/01/2043	0.000%	3,950,000	1,673,129
01/01/2045	0.000%	10,000,000	3,825,752
Total			21,926,235
North Dakota 0.5%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	720,000	666,727
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	405,000	355,967
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	915,000	857,603
Series 2019C
07/01/2039	3.200%	1,530,000	1,307,084
Series 2024C
07/01/2049	4.750%	5,750,000	5,724,039
Total			8,911,420
Ohio 3.2%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	24,010,000	20,950,437
Columbus Regional Airport Authority(c)
Refunding Revenue Bonds
John Glenn Columbus International Airport
Series 2025
01/01/2055	5.500%	12,000,000	12,484,499
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	2,825,000	2,277,486
12/01/2049	5.125%	1,270,000	947,377
Ohio Air Quality Development Authority(c)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,393,135

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Housing Finance Agency
Revenue Bonds
Series 2019B
09/01/2044	3.250%	2,000,000	1,649,427
Series 2024
09/01/2054	4.700%	4,965,000	4,912,126
Series 2024A (GNMA)
09/01/2049	4.550%	4,960,000	4,879,559
09/01/2054	4.650%	4,955,000	4,840,352
Summit County Development Finance Authority
Revenue Bonds
University of Akron Parking Project
Series 2023
12/01/2058	6.000%	2,000,000	2,108,018
Total			56,442,416
Oklahoma 0.5%
Oklahoma Turnpike Authority
Revenue Bonds
Series 2025A
01/01/2054	5.500%	2,500,000	2,692,491
Series 2025A (ACA)
01/01/2055	4.250%	3,250,000	3,042,743
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,254,807
11/15/2045	5.250%	1,885,000	1,854,197
Total			8,844,238
Oregon 0.8%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2055	5.375%	1,500,000	1,400,069
Port of Portland Airport(c)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2048	5.500%	10,000,000	10,436,408
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,365,000	2,081,117
Total			13,917,594
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 4.6%
City of Philadelphia Airport(c)
Refunding Revenue Bonds
Private Activity
Series 2021 (AGM)
07/01/2046	4.000%	1,750,000	1,544,078
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	545,000	544,972
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	1,080,344
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	4,571,508
Luzerne County Industrial Development Authority(c)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	3,104,383
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,272,942
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2043	4.000%	1,000,000	885,965
11/15/2045	5.000%	3,500,000	3,476,720
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	5.000%	1,500,000	1,471,156
Pennsylvania Economic Development Finance Authority
Refunding Revenue Bonds
Series 2017A (BAM)
11/15/2042	4.000%	10,000,000	9,128,539
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2046	5.250%	1,250,000	1,264,646
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2049	5.250%	1,250,000	1,256,660
Pennsylvania Economic Development Financing Authority(d),(g)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	1,687,500
Pennsylvania Economic Development Financing Authority(c)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	5,125,000	5,139,975
06/30/2042	5.000%	10,000,000	9,972,007
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2053	5.250%	5,000,000	4,950,633
06/30/2061	6.000%	3,000,000	3,136,949
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2042	3.650%	7,180,000	6,424,792
Revenue Bonds
Series 2019-130A
10/01/2034	2.500%	4,000,000	3,380,417
Series 2019-131A
10/01/2039	3.000%	3,000,000	2,493,090
Series 2024-146A
04/01/2053	4.750%	10,000,000	9,896,004
Philadelphia Gas Works Co.
Revenue Bonds
1998 General Ordinance
Series 2024 (AGM)
08/01/2054	5.250%	4,500,000	4,700,920
State Public School Building Authority
Prerefunded 12/01/26 Revenue Bonds
Philadelphia School District Project
Series 2016
06/01/2036	5.000%	5,000	5,158
Total			81,389,358
Puerto Rico 4.8%
Commonwealth of Puerto Rico(e),(i)
Revenue Notes
Series 2022
11/01/2051	0.000%	5,441,385	3,332,848
Subordinated Series 2022
11/01/2043	0.000%	3,753,600	2,242,776
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(i)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	16,145,000	15,259,016
Series 2022A
07/01/2047	4.000%	780,000	636,479
Puerto Rico Electric Power Authority(g),(i)
Revenue Bonds
Series 2007TT
07/01/2022	0.000%	2,735,000	1,517,925
07/01/2032	0.000%	2,420,000	1,343,100
Series 2008WW
07/01/2033	0.000%	1,750,000	971,250
07/01/2038	0.000%	1,750,000	971,250
Series 2010CCC
07/01/2028	0.000%	6,000,000	3,330,000
Series 2010XX
07/01/2040	0.000%	6,500,000	3,607,500
Series 2012A
07/01/2042	0.000%	5,255,000	2,916,525
Puerto Rico Sales Tax Financing Corp.(e),(i)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	52,403,000	16,811,778
07/01/2051	0.000%	30,030,000	7,091,672
Puerto Rico Sales Tax Financing Corp.(i)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	25,420,000	24,270,541
Total			84,302,660
South Carolina 1.9%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	2,000,000	2,122,437
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Novant Health Obligated Group
Series 2024
11/01/2054	4.500%	4,250,000	3,999,090
11/01/2054	5.500%	7,500,000	7,987,399
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022
12/01/2050	4.000%	5,155,000	4,502,845
Series 2022A
12/01/2047	4.000%	13,000,000	11,571,468

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025A
12/01/2055	5.000%	1,625,000	1,630,400
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2040	3.000%	870,000	701,886
Total			32,515,525
South Dakota 1.1%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	9,142,160
South Dakota Housing Development Authority
Refunding Revenue Bonds
Homeownership Mortgage
Series 2021A
11/01/2041	2.050%	5,660,000	3,792,738
Revenue Bonds
Series 2024A (GNMA)
11/01/2044	4.450%	2,500,000	2,435,201
05/01/2049	4.625%	3,410,000	3,355,376
Total			18,725,475
Tennessee 1.3%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health
Series 2018
07/01/2040	4.000%	1,800,000	1,708,230
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,191,448
Series 2017A
07/01/2048	5.000%	835,000	824,869
New Memphis Arena Public Building Authority(e)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2039	0.000%	1,625,000	767,847
Shelby County Health & Educational Facility Board(d)
Revenue Bonds
Madrone Memphis Student Housing I LLC-University of Memphis Project
Series 2024
06/01/2056	5.250%	6,750,000	6,475,254
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	6,000,000	3,983,290
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	450,000	400,346
07/01/2047	3.650%	895,000	747,405
Series 2018-1
07/01/2042	3.900%	435,000	405,180
Series 2024-1A
07/01/2044	4.500%	850,000	837,447
07/01/2049	4.700%	1,350,000	1,334,941
07/01/2054	4.800%	565,000	561,684
Social Bond
Series 2022-2
07/01/2042	4.250%	4,500,000	4,416,470
Total			23,654,411
Texas 11.6%
Angelina & Neches River Authority(c),(d),(g)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	0.000%	4,250,000	1,414,504
Arlington Higher Education Finance Corp.(d)
Revenue Bonds
Basis Texas Charter Schools, Inc.
Series 2024
06/15/2064	5.000%	1,000,000	914,373
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	5,042,493
Arlington Higher Education Finance Corp.
Revenue Bonds
Great Hearts America - Texas
Series 2024
08/15/2049	5.000%	450,000	419,203
08/15/2054	5.000%	600,000	548,095
Harmony Public Schools
Series 2024
02/15/2049	4.000%	6,250,000	5,580,761
Riverwalk Education Foundation
Series 2025
08/15/2060	4.500%	2,750,000	2,637,746
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	2,100,000	1,954,457
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	1,892,546
07/15/2036	4.000%	3,000,000	2,657,624
Series 2018
07/15/2037	5.000%	2,100,000	2,020,052
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,118,051
City of Houston
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2039	5.500%	3,300,000	3,320,045
City of Houston Airport System(c)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2048	5.250%	10,000,000	10,269,472
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	5,550,000	4,863,158
Subordinated Series 2021A
07/01/2046	4.000%	8,400,000	7,381,300
City of San Antonio Electric & Gas Systems
Refunding Revenue Bonds
Series 2024B
02/01/2054	5.000%	3,285,000	3,370,752
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2049	4.000%	1,625,000	1,449,202
08/15/2054	4.000%	2,000,000	1,752,860
Revenue Bonds
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	2,016,114
Series 2015A
12/01/2045	5.000%	400,000	389,759
Conroe Independent School District
Unlimited General Obligation Bonds
Series 2022A
02/15/2047	4.000%	4,170,000	3,855,340
County of Harris Toll Road
Revenue Bonds
First Lien
Series 2024A
08/15/2054	4.000%	6,875,000	6,025,538
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,524,781
02/01/2053	5.250%	2,500,000	2,623,576
Series 2024
02/01/2054	4.250%	5,000,000	4,662,729
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	11,550,000	10,574,485
Series 2024B
02/15/2049	4.000%	5,000,000	4,550,944
Dallas Fort Worth International Airport
Revenue Bonds
Series 2024
11/01/2049	4.000%	8,400,000	7,541,005
Dallas Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025B
02/15/2055	4.000%	10,000,000	8,841,202
Eagle Mountain & Saginaw Independent School District
Unlimited General Obligation Bonds
Series 2024
08/15/2054	4.000%	2,875,000	2,582,320
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2024A
08/15/2049	4.000%	2,735,000	2,495,380
08/15/2054	4.250%	1,500,000	1,395,680
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	4,291,526
Unlimited General Obligation Refunding Bonds
Series 2025
02/15/2052	4.000%	2,750,000	2,458,687
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	1,700,000	1,544,506
Series 2023
02/15/2053	4.000%	4,125,000	3,673,969
Lamar Consolidated Independent School District
Unlimited General Obligation Refunding Bonds
Series 2024
02/15/2054	4.000%	4,500,000	3,993,326

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,296,606
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	7.250%	4,500,000	4,332,984
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	433,474
11/15/2046	5.500%	750,000	594,639
Westminster Project
Series 2021
11/01/2049	4.000%	1,600,000	1,346,195
New Hope Cultural Education Facilities Finance Corp.(g)
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	0.000%	1,000,000	653,660
07/01/2047	0.000%	1,000,000	642,561
07/01/2052	0.000%	1,500,000	946,387
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	1,500,000	1,196,250
07/01/2051	0.000%	5,235,000	4,174,912
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	2,535,000	2,021,663
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	798,656	508,659
Northside Independent School District
Unlimited General Obligation Bonds
Series 2024A
08/15/2049	4.000%	2,500,000	2,280,969
08/15/2054	4.125%	3,500,000	3,187,294
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	369,029
Rockwall Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	4.000%	2,500,000	2,226,648
Sherman Independent School District
Unlimited General Obligation Bonds
Series 2023B
02/15/2053	5.000%	7,500,000	7,720,168
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Methodist Hospitals of Dallas
Series 2022
10/01/2047	4.000%	1,250,000	1,107,266
Texas Private Activity Bond Surface Transportation Corp.(c)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	6,765,292
Segment 3C Project
Series 2019
06/30/2058	5.000%	20,000,000	19,408,932
Texas Transportation Commission(e)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	578,117
08/01/2039	0.000%	600,000	307,783
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,573,071
Total			202,320,120
Utah 0.8%
City of Salt Lake City Airport(c)
Revenue Bonds
Series 2023A
07/01/2048	5.250%	3,000,000	3,050,478
Salt Lake City Corp. Airport(c)
Revenue Bonds
Series 2017A
07/01/2042	5.000%	5,000,000	5,005,211
UIPA Crossroads Public Infrastructure District(d)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,760,000	2,292,984
Utah Charter School Finance Authority(d)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	2,840,000	2,358,189
Wakara Ridge Public Infrastructure District(d)
Special Assessment Bonds
Wakara Ridge Assessment Area
Series 2025
12/01/2054	5.625%	750,000	741,969
Total			13,448,831
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 0.8%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	7,246,898
Virginia Small Business Financing Authority(c)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	3,130,712
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	4,125,000	3,953,380
Total			14,330,990
Washington 0.8%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	3,583,316
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,004,279
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	5,000,000	4,607,918
Washington State Housing Finance Commission
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	499,526
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	2,000,000	1,808,880
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,175,000	1,253,350
07/01/2059	6.250%	1,165,000	1,249,027
07/01/2063	6.375%	650,000	699,600
Total			14,705,896
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia 0.1%
West Virginia Economic Development Authority(b),(c),(d)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	1,000,000	990,348
Wisconsin 3.9%
Public Finance Authority(d)
Refunding Revenue Bonds
Astro Texas Land Projects
Series 2025
12/15/2036	5.000%	3,498,427	3,402,573
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	395,440
05/15/2047	5.250%	220,000	205,017
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	500,000	452,230
Revenue Bonds
Bonnie Cone Classical Academy
Series 2024
06/15/2059	5.625%	3,880,000	3,617,922
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	3,436,679	3,360,978
Candela Project
Series 2023
12/15/2029	6.125%	700,000	699,349
Mayfair Project
RAN Series 2024A-4
11/15/2032	5.500%	1,550,000	1,509,345
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,000,000	881,063
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,500,000	3,090,331
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,188,665
09/01/2054	5.000%	1,000,000	893,134
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	2,690,000	2,329,537

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2037	4.000%	2,000,000	1,918,723
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,325,687
Series 2023A
07/01/2062	5.750%	9,517,364	9,630,244
Public Finance Authority(b),(d)
Revenue Bonds
Subordinated Series 2023B
07/01/2062	0.000%	5,000,000	3,650,000
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2046	4.000%	7,000,000	6,414,631
Wisconsin Center District(e)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2055	0.000%	15,000,000	3,135,702
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	5,000,000	4,259,225
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	3,678,894
Series 2018B
07/01/2033	4.250%	1,250,000	1,147,435
07/01/2043	4.500%	1,375,000	1,127,253
07/01/2048	5.000%	500,000	419,888
Marshfield Clinic Health System
Series 2024 (BAM)
02/15/2054	5.500%	3,245,000	3,428,471
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,465,000	3,002,623
Wisconsin Housing & Economic Development Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	840,115
03/01/2039	3.000%	195,000	163,884
Total			68,168,359
Total Municipal Bonds (Cost $1,833,584,623)			1,712,725,984

Municipal Short Term 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Florida 0.1%
Florida Development Finance Corp.(c),(d)
Revenue Bonds
Series 2025 (Mandatory Put 08/13/25)
07/01/2057	7.980%	3,000,000	3,092,734
Total Municipal Short Term (Cost $3,000,000)			3,092,734

Money Market Funds 0.2%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.053%(j)	3,227,595	3,227,918
Total Money Market Funds (Cost $3,227,595)		3,227,918
Total Investments in Securities (Cost $1,857,112,218)		1,736,346,636
Other Assets & Liabilities, Net		15,098,342
Net Assets		$1,751,444,978
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2025.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2025, the total value of these securities amounted to $148,539,446, which represents 8.48% of total net assets.

(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(g)	Represents a security in default.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2025.

(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2025, the total value of these securities amounted to $84,302,660, which represents 4.81% of total net assets.

(j)	The rate shown is the seven-day current annualized yield at April 30, 2025.
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
RAN	Revenue Anticipation Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Strategic Municipal Income Fund  | 2025

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3QT118_07_R01_(06/25)